Fair Value Measurements - Summary Financial Assets Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents
Money market funds	$ 30,440	$ 12,698	$ 18,508
U.S. Treasury bills		7,175
Marketable debt securities
Total assets	177,892	181,812	36,044
Marketable Debt Securities [Member] | US Treasury Securities [Member]
Marketable debt securities
Investments, Fair Value Disclosure	132,953	131,939	17,536
Marketable Debt Securities [Member] | US Government Agencies Debt Securities [Member]
Marketable debt securities
Investments, Fair Value Disclosure	20,499	30,000
Fair Value, Inputs, Level 1 [Member]
Cash equivalents
Money market funds	30,440	12,698	18,508
Marketable debt securities
Total assets	30,440	12,698	18,508
Fair Value, Inputs, Level 2 [Member]
Cash equivalents
U.S. Treasury bills		7,175
Marketable debt securities
Total assets	147,452	169,114	17,536
Fair Value, Inputs, Level 2 [Member] | Marketable Debt Securities [Member] | US Treasury Securities [Member]
Marketable debt securities
Investments, Fair Value Disclosure	126,953	131,939	$ 17,536
Fair Value, Inputs, Level 2 [Member] | Marketable Debt Securities [Member] | US Government Agencies Debt Securities [Member]
Marketable debt securities
Investments, Fair Value Disclosure	$ 20,499	$ 30,000